Going Concern and Management's Plans	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Going Concern and Management’s Plans [Abstract]
Going Concern and Management's Plans

2. Going Concern and Management’s Plans

The Company has evaluated whether there are certain conditions and events, considered in the aggregate, that raise substantial doubt about the Company's ability to continue as a going concern within one year after the date that the Condensed Consolidated Financial Statements are issued. Based on its recurring losses from operations since inception and continued cash outflows from operating activities (all as described below), the Company has concluded that there is substantial doubt about its ability to continue as a going concern for a period of one year from the date that these Condensed Consolidated Financial Statements were issued.

The accompanying consolidated financial statements have been prepared on a going concern basis, which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business. As shown in the accompanying consolidated financial statements during the period ended March 31, 2024, the Company had net loss from continuing operations of ($8.7) million and a net loss of ($3.4) million for the three months ended March 31, 2024 and 2023. The Company had total shareholders’ equity/(deficit) of ($71.7) million as of March 31, 2024 and ($63.3) million at December 31, 2023. The Company had $1.4 million of unrestricted cash on hand as of March 31, 2024.

Our operating revenues are insufficient to fund our operations and our assets already are pledged to secure our indebtedness to various third party secured creditors, respectively. The unavailability of additional financing could require us to delay, scale back, or terminate our acquisition efforts as well as our own business activities, which would have a material adverse effect on the Company and its viability and prospects.

The terms of our indebtedness, including the covenants and the dates on which principal and interest payments on our indebtedness are due, increases the risk that we will be unable to continue as a going concern. To continue as a going concern over the next twelve months, we must make payments on our debt as they come due and comply with the covenants in the agreements governing our indebtedness or, if we fail to do so, to (i) negotiate and obtain waivers of or forbearances with respect to any defaults that occur with respect to our indebtedness, (ii) amend, replace, refinance, or restructure any or all of the agreements governing our indebtedness, and/or (iii) otherwise secure additional capital. However, we cannot provide any assurances that we will be successful in accomplishing any of these plans.

As of March 31, 2024, Solis was in breach of the three financial covenants under Solis’ Bond terms: (i) the minimum Liquidity Covenant that requires the higher of €5.5 million or 5% of the outstanding Nominal Amount, (ii) the minimum Equity Ratio covenant of 25%, and (iii) the Leverage Ratio of NIBD/EBITDA to not be higher than 6.5 times for the year ended December 2021, 6.0 times for the year ended December 31, 2022 and 5.5 times for the period ending on the maturity date of the Bond. The Solis Bond carries a 3 months EURIBOR plus 6.5% per annum interest rate, and has quarterly interest payments, with a bullet payment to be paid on the Maturity Date. The Solis Bond is senior secured through a first priority pledge on the shares of Solis and its subsidiaries, a parent guarantee from Alternus Energy Group Plc, and a first priority assignment over any intercompany loans. Additionally, Solis bondholders hold a preference share in an Alternus holding company which holds certain development projects in Spain and Italy. The preference share gives the bondholders the right on any distributions up to EUR 10 million, and such assets will be divested to ensure repayment of up to EUR. 10 million should it not be fully repaid by the Maturity Date.

Additionally, because Solis was unable to fully repay the Solis Bonds by September 30, 2023, Solis’ bondholders have the right to immediately transfer ownership of Solis and all of its subsidiaries to the bondholders and proceed to sell Solis’ assets to recoup the full amount owed to the bondholders which as of March 31, 2024 is currently €80.8 million (approximately $87.3 million). If the ownership of Solis and all of its subsidiaries were to be transferred to the Solis bondholders, the majority of the Company’s operating assets and related revenues and EBIDTA would be eliminated, and debt would be reduced by $87.3 million.

On October 16 2023, bondholders approved to further extend the temporary waiver to December 16, 2023. On December 18, 2023, a representative group of the bondholders approved an extension of the temporary waivers and the maturity date of the Solis Bonds until January 31, 2024, with the right to further extend to February 29, 2024 at the Solis Bond trustee’s discretion, which was subsequently approved by a majority of the bondholders on January 3, 2024. On March 12, 2024, the Solis Bondholders approved resolutions to further extend the temporary waivers and the maturity date until April 30, 2024 with the right to further extend to May 31, 2024 at the Bond Trustee’s discretion, which it granted, and thereafter on a month-to-month basis to November 29, 2024 at the Bond Trustee’s discretion and approval from a majority of Bondholders. As such, the Solis bond debt is currently recorded as short-term debt.

On December 28, 2023, Solis sold 100% of the share capital in its Italian subsidiaries for approximately €15.8 million (approximately $17.5 million).

On January 18, 2024, Solis sold 100% of the share capital in its Polish subsidiaries for approximately €54.4 million (approximately $59.1 million), and on February 21, 2024 Solis sold 100% of the share capital of its Netherlands subsidiary for approximately €6.5 million (approximately $7 million). Additionally, on February 14, 2024, Solis exercised its call options to repay €59,100,000 million (approximately $68.5 million) of amounts outstanding under the bonds. Subsequently, on May 1, 2024 Solis made an interest payment of €1,000,000 (approx. $1,069,985.00) to the Bondholders, which is approximately 50% of the total interest due for the first quarter of 2024. The remaining interest amount is expected to be paid alongside, and in addition to, the next interest payment due July 6, 2024 from Solis’ ongoing business operations. Solis will incur a late payment penalty in accordance with the Bond Terms, which will also be paid in July 2024.

On March 20, 2024, we received a letter from the Nasdaq Listing Qualifications Staff of The Nasdaq Stock Market LLC therein stating that for the 32 consecutive business day period between February 2, 2024 through March 19, 2024, the Common Stock had not maintained a minimum closing bid price of $1.00 per share required for continued listing on The Nasdaq Capital Market pursuant to Nasdaq Listing Rule 5550(a)(2) (the “Bid Price Rule”). Pursuant to Nasdaq Listing Rule 5810(c)(3)(A), the Company was provided an initial period of 180 calendar days, or until September 16, 2024 (the “Compliance Period”), to regain compliance with the Bid Price Rule. If the Company does not regain compliance with the Bid Price Rule by September 16, 2024, the Company may be eligible for an additional 180-day period to regain compliance. If the Company cannot regain compliance during the Compliance Period or any subsequently granted compliance period, the Common Stock will be subject to delisting. At that time, the Company may appeal the delisting determination to a Nasdaq hearings panel. The notice from Nasdaq has no immediate effect on the listing of the Common Stock and the Common Stock will continue to be listed on The Nasdaq Capital Market under the symbol “ALCE.” The Company is currently evaluating its options for regaining compliance. There can be no assurance that the Company will regain compliance with the Bid Price Rule or maintain compliance with any of the other Nasdaq continued listing requirements.

On May 6, 2024, the Company received a letter from the listing qualifications department staff of The Nasdaq Stock Market (“Nasdaq”) notifying the Company that for the last 30 consecutive business days, the Company’s minimum Market Value of Listed Securities (“MVLS”) was below the minimum of $35 million required for continued listing on the Nasdaq Capital Market pursuant to Nasdaq listing rule 5550(b)(2). The notice has no immediate effect on the listing of the Company’s common stock, and the Company’s common stock continues to trade on the Nasdaq Capital Market under the symbol “ALCE.” In accordance with Nasdaq listing rule 5810(c)(3)(C), the Company has 180 calendar days, or until November 4, 2024, to regain compliance. The notice states that to regain compliance, the Company’s MVLS must close at $35 million or more for a minimum of ten consecutive business days (or such longer period of time as the Nasdaq staff may require in some circumstances, but generally not more than 20 consecutive business days) during the compliance period ending November 4, 2024. If the Company does not regain compliance by November 4, 2024, Nasdaq staff will provide written notice to the Company that its securities are subject to delisting. At that time, the Company may appeal any such delisting determination to a Hearings Panel. The Company intends to actively monitor the Company’s MVLS between now and November 4, 2024 and may, if appropriate, evaluate available options to resolve the deficiency and regain compliance with the MVLS rule. While the Company is exercising diligent efforts to maintain the listing of its common stock on Nasdaq, there can be no assurance that the Company will be able to regain or maintain compliance with Nasdaq listing standards.

The Company is currently working on several processes to address the going concern issue. We are working with multiple global banks and funds to secure the necessary project financing to execute on our transatlantic business plan.

2.	Going Concern and Management’s Plans

Our consolidated financial statements for the year ended December 31, 2023, identifies the existence of certain conditions that raise substantial doubt about our ability to continue as a going concern for twelve months from the issuance of this report:

The accompanying consolidated financial statements have been prepared on a going concern basis, which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business. As shown in the accompanying consolidated financial statements during the period ended December 31, 2023, the Company had net loss from continuing operations of ($53.7) million and a net loss of ($18.6) million for the year ended December 31, 2023 and 2022. The Company had total shareholders’ equity/(deficit) of ($63.3) million as of December 31, 2023 and ($2.6) million at December 31, 2022. The Company had $4.6 million of unrestricted cash on hand as of December 31, 2023.

Our operating revenues are insufficient to fund our operations and our assets already are pledged to secure our indebtedness to various third party secured creditors, respectively. The unavailability of additional financing could require us to delay, scale back or terminate our acquisition efforts as well as our own business activities, which would have a material adverse effect on the Company and its viability and prospects.

The terms of our indebtedness, including the covenants and the dates on which principal and interest payments on our indebtedness are due, increases the risk that we will be unable to continue as a going concern. To continue as a going concern over the next twelve months, we must make payments on our debt as they come due and comply with the covenants in the agreements governing our indebtedness or, if we fail to do so, to (i) negotiate and obtain waivers of or forbearances with respect to any defaults that occur with respect to our indebtedness, (ii) amend, replace, refinance or restructure any or all of the agreements governing our indebtedness, and/or (iii) otherwise secure additional capital. However, we cannot provide any assurances that we will be successful in accomplishing any of these plans.

As of December 31, 2022, Solis was in breach of the three financial covenants under Solis’ Bond terms: (i) the minimum Liquidity Covenant that requires the higher of €5.5 million or 5% of the outstanding Nominal Amount, (ii) the minimum Equity Ratio covenant of 25%, and (iii) the Leverage Ratio of NIBD/EBITDA to not be higher than 6.5 times for the year ended December 2021, 6.0 times for the year ended December 31, 2022 and 5.5 times for the period ending on the maturity date of the Bond, January 6, 2024. The Solis Bond carries a 3 months EURIBOR plus 6.5% per annum interest rate, and has quarterly interest payments, with a bullet payment to be paid on January 6, 2024. The Solis Bond is senior secured through a first priority pledge on the shares of Solis and its subsidiaries, a parent guarantee from Alternus Energy Group Plc, and a first priority assignment over any intercompany loans.

In April 2023 the bondholders approved a temporary waiver and an amendment to the bond terms to allow for a change of control in Solis (which allows for the transfer of Solis and its subsidiaries underneath Clean Earth Acquisitions Corp. on Business Combination Closing). In addition, bondholders received a preference share in an Alternus holding company, AEG JD 02 Limited, which holds certain development projects in Spain and Italy. The shares will have preference on any distribution up to €10 million, and AEG JD 02 will divest assets to ensure repayment of the €10 million should the bonds not have been fully repaid at maturity (January 6, 2024). Finally, bondholders will receive a 1% amendment fee, which equates to €1.4 million.

On June 5, 2023 the bondholders approved an extension to the waiver to September 30, 2023 and the bond trustee was granted certain additional information rights and the right to appoint half of the members of the board of directors of Solis, in addition to the members of the board appointed by the Company. Under the waiver agreement, as extended, Solis must fully repay the Bonds by September 30, 2023. If Solis is unable to fully repay the Solis Bonds by September 30, 2023, Solis’ bondholders have the right to immediately transfer ownership of Solis and all of its subsidiaries to the bondholders and proceed to sell Solis’ assets to recoup the full amount owed to the bondholders, which as of September 30, 2023 is currently €150,000,000 (approximately $159,000,000). If the ownership of Solis and all of its subsidiaries were to be transferred to the Solis bondholders, the majority of the Company’s operating assets and related revenues and EBIDTA would be eliminated.

On October 16 2023, bondholders approved to further extend the temporary waiver to December 16, 2023. On December 18, 2023, a representative group of the bondholders approved an extension of the temporary waivers and the maturity date of the Solis Bonds until January 31, 2024, with the right to further extend to February 29, 2024 at the Solis Bond trustee’s discretion, which was subsequently approved by a majority of the bondholders on January 3, 2024. On March 12, 2024, the bondholders approved an additional extension to April 30, 2024. As such, the Solis bond debt is currently recorded as short-term debt.

On December 28, 2023, Solis sold 100% of the share capital in its Italian subsidiaries for approximately €15.8 million (approximately $17.5 million).

Subsequently, on January 18, 2024, Solis sold 100% of the share capital in its Polish subsidiaries for approximately €54.4 million (approximately $59.1 million), and on February 21, 2024 Solis sold 100% of the share capital of its Netherlands subsidiary for approximately €6.5 million (approximately $7 million). Additionally, on February 14, 2024, Solis exercised its call options to repay €59,100,000 million (approximately $68.5 million) of amounts outstanding under the bonds (See Footnote 26).

The Company is currently working on several processes to address the going concern issue. In January of 2024, ALCE filed an S1 with the SEC in order to raise additional funds in the first half of 2024. We are working with multiple global banks and funds to secure the necessary project financing to execute on our transatlantic business plan.